Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	35,000,000	35,000,000	25,000,000
Common stock, shares issued	14,316,355	14,011,896	10,005,510
Common stock, shares outstanding	14,316,355	14,011,896	10,005,510